Related Party Transactions - Disclosure of transactions between related parties (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [abstract]
Research and development	$ 25,000	$ 48,404	$ 48,358
Related party transactions	$ 25,000	$ 48,404	$ 48,358